Derivative Instruments - Derivative Interest Rate Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Notional Amount	$ 277,000
Weighted average rate	3.82%
December 17, 2008, One [Member]
Derivative [Line Items]
Start Date	Dec. 17, 2008
Maturity Date	Dec. 17, 2016
Notional Amount	60,000
Fixed Rate %	3.69%
December 17, 2008, Two [Member]
Derivative [Line Items]
Start Date	Dec. 17, 2008
Maturity Date	Dec. 17, 2016
Notional Amount	60,000
Fixed Rate %	3.81%
December 17, 2008, Three [Member]
Derivative [Line Items]
Start Date	Dec. 17, 2008
Maturity Date	Dec. 17, 2016
Notional Amount	71,000
Fixed Rate %	3.71%
July 15, 2009 [Member]
Derivative [Line Items]
Start Date	Jul. 15, 2009
Maturity Date	Aug. 29, 2014
Notional Amount	41,000
Fixed Rate %	3.78%
October 29, 2010 [Member]
Derivative [Line Items]
Start Date	Oct. 29, 2010
Maturity Date	Oct. 29, 2015
Notional Amount	$ 45,000
Fixed Rate %	4.25%